Consolidated Statements of Equity (FY) - USD ($) shares in Thousands, $ in Thousands	Total	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income	Accumulated Deficit	Total Stockholders' Equity	Noncontrolling Interest
Balance, shares at Dec. 31, 2014		182,131
Balance, value at Dec. 31, 2014	$ 1,378,262	$ 1,820	$ 1,567,653	$ 0	$ (213,975)	$ 1,355,498	$ 22,764
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share repurchases, shares		(7,386)
Share repurchases, value	(72,800)	$ (73)	(72,727)			(72,800)
Change in redeemable common stock	29,878		29,878			29,878
Dividend reinvestment plan (DRIP), shares		6,563
Dividend reinvestment plan (DRIP), value	63,803	$ 66	63,737			63,803
Change in unrealized gain on interest rate swaps	22			22		22
Common distributions declared	(123,146)				(123,146)	(123,146)
Issuance of partnership units for asset management services	4,047						4,047
Distributions to noncontrolling interests	(1,835)						(1,835)
Net income (loss)	13,561				13,360	13,360	201
Balance, shares at Dec. 31, 2015		181,308
Balance, value at Dec. 31, 2015	1,291,792	$ 1,813	1,588,541	22	(323,761)	1,266,615	25,177
Balance, as adjusted, value at Dec. 31, 2016	1,224,787	$ 1,851	1,627,098	11,916	(439,484)	1,201,381	23,406
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share repurchases, shares		(2,019)
Share repurchases, value	(20,301)	$ (20)	(20,281)			(20,301)
Dividend reinvestment plan (DRIP), shares		5,773
Dividend reinvestment plan (DRIP), value	58,872	$ 58	58,814			58,872
Change in unrealized gain on interest rate swaps	10,565			10,565		10,565
Common distributions declared	(123,326)				(123,326)	(123,326)
Distributions to noncontrolling interests	(1,882)						(1,882)
Share-based compensation, value	24		24			24
Net income (loss)	9,043				8,932	8,932	111
Balance, shares at Dec. 31, 2016		185,062
Balance, value at Dec. 31, 2016	1,224,787	$ 1,851	1,627,098	10,587	(438,155)	1,201,381	23,406
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Adoption of new accounting pronouncement (see Note 8)				1,329	(1,329)	0
Dividend reinvestment plan (DRIP), shares		2,240
Dividend reinvestment plan (DRIP), value	22,850	$ 22	22,828			22,850
Change in unrealized gain on interest rate swaps	(800)			(800)		(800)
Common distributions declared	(60,956)				(60,956)	(60,956)
Distributions to noncontrolling interests	(933)						(933)
Share-based compensation, shares		3
Share-based compensation, value	27		27			27
Net income (loss)	(87)				(87)	(87)	0
Balance, shares at Jun. 30, 2017		183,059
Balance, value at Jun. 30, 2017	1,141,581	$ 1,831	1,606,688	11,116	(500,527)	1,119,108	22,473
Balance, shares at Dec. 31, 2016		185,062
Balance, value at Dec. 31, 2016	1,224,787	$ 1,851	1,627,098	10,587	(438,155)	1,201,381	23,406
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share repurchases, shares		(4,617)
Share repurchases, value	(47,157)	$ (46)	(47,111)			(47,157)
Dividend reinvestment plan (DRIP), shares		4,785
Dividend reinvestment plan (DRIP), value	49,126	$ 47	49,079			49,126
Change in unrealized gain on interest rate swaps	4,580			4,580		4,580
Common distributions declared	(123,363)				(123,363)	(123,363)
Issuance of partnership units for asset management services	27,647						27,647
Distributions to noncontrolling interests	(9,125)						(9,125)
Reclassification of affiliate distributions	(3,610)						(3,610)
Share-based compensation, shares		3
Share-based compensation, value	64		64			64
Redemption of noncontrolling interest	(4,179)						(4,179)
Issuance of partnership units in the PELP transaction	401,630						401,630
Net income (loss)	(41,718)				(38,391)	(38,391)	(3,327)
Balance, shares at Dec. 31, 2017		185,233
Balance, value at Dec. 31, 2017	1,478,682	$ 1,852	1,629,130	16,496	(601,238)	1,046,240	432,442
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Dividend reinvestment plan (DRIP), shares		2,262
Dividend reinvestment plan (DRIP), value	24,899	$ 23	24,876			24,899
Change in unrealized gain on interest rate swaps	18,343			14,797		14,797	3,546
Common distributions declared	(62,484)				(62,484)	(62,484)
Distributions to noncontrolling interests	(14,097)						(14,097)
Share-based compensation, shares		5
Share-based compensation, value	2,019		719			719	1,300
Net income (loss)	(15,913)				(12,951)	(12,951)	(2,962)
Balance, shares at Jun. 30, 2018		183,304
Balance, value at Jun. 30, 2018	$ 1,385,272	$ 1,833	$ 1,608,590	$ 31,293	$ (676,673)	$ 965,043	$ 420,229